Off-balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 87,366	$ 29,332
For Documentary Export and Import Credits	79,211	157,877
For Guarantees Granted	$ 33,839	$ 108,784